Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND (Prospectus Summary) | WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek current income and preservation of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 20 of the Fund's Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Wilmington Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing approximately 50% to 70% of its assets in fixed income and real return funds and approximately 30% to 50% of its assets in equity funds. The Fund invests primarily in affiliated underlying funds and unaffiliated underlying funds, including exchange traded funds ("ETFs") (together, the "Underlying Funds").
The Fund may also invest in government securities, stocks, bonds and other types of securities (i.e., securities not issued by a fund) provided that such securities are consistent with the Fund's investment objective. For cash management purposes, the Fund may hold a portion of its assets directly in U.S.
Government securities, money market funds and cash or cash equivalents.

The investment adviser uses a two-stage process to create an investment portfolio for the Fund. The first stage involves determining the percentage of the Fund's assets to be invested in the following asset classes: U.S. Equity,
International Equity, Fixed Income and "Real Return" assets (inflation-linked bonds, securities of real estate companies and investment trusts and commodity-related securities). The investment adviser anticipates allocating approximately 5-35% to U.S. Equity, 0-35% to International Equity, 35-75% to
Fixed Income and 0-25% to Real Return assets. The investment adviser may periodically adjust asset class allocations based on various quantitative and qualitative data.

The second stage involves the selection of Underlying Funds to represent each asset class and the determination of weightings among the Underlying
Funds. The investment adviser monitors the Fund's holdings daily to ensure that both the Underlying Funds selected and the actual allocations among the
Underlying Funds continue to conform to the Fund's asset class allocations over time.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the
Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of
Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        ASSET ALLOCATION RISK: The Fund's investment performance
                  depends, in part, upon how its assets are allocated and
                  reallocated among the Underlying Funds.

         o        COMMODITY RISK: The value of commodity-related securities may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors
                  affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

         o        DEBT SECURITY RISKS: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

         o        EMERGING MARKETS RISK: The risk that markets of emerging
                  market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

         o        FOREIGN SECURITIES RISK: The risk that investing in foreign
                  (non-U.S.) securities may result in the Fund experiencing
                  more rapid and extreme changes in value than a fund that
                  invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political,
                  diplomatic, financial, and regulatory factors. Foreign
                  governments also may impose limits on investment and
                  repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

         o        GOVERNMENT OBLIGATIONS RISK: The risk that
                  government-sponsored entities may default on a financial
                  obligation since their securities are not insured or
                  guaranteed by the U.S. Treasury or the U.S. Government.

         o        HIGH YIELD BONDS RISK: High yield bonds are subject to the risks normally associated with investing in fixed income
                  securities. However, high yield bonds (also known as junk
                  bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds.

         o        INVESTMENTS IN AFFILIATED UNDERLYING FUNDS: The investment adviser has the ability to select and substitute the
                  Underlying Funds in which a Fund invests and may be subject to potential conflicts of interest because it may receive higher fees from certain Underlying Funds than others. However, the investment adviser is a fiduciary to the Fund and is required to act in the Fund's best interest.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        NON-DIVERSIFICATION RISK: An Underlying Fund may be
                  classified as "non-diversified," which means that an
                  Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, an Underlying Fund may be more susceptible to the
                  risks associated with these particular companies, or to a
                  single economic, political or regulatory occurrence affecting these companies.

         o        PREFERRED STOCK RISK: The value of a preferred stock is
                  affected by interest rates, the credit quality of the issuing corporation and any call provisions.

         o        PORTFOLIO TURNOVER RISK: The risk that high portfolio
                  turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

         o        RISKS OF REAL ESTATE-RELATED SECURITIES: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
                  The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. REITs involve additional risk factors including poor performance by a REIT's manager,
                  changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the
                  Investment Company Act of 1940 (the "1940 Act"). Since REITs
                  have expenses of their own, the Underlying Fund will bear a proportionate share of these expenses in addition to the
                  expenses of the Underlying Fund.

         o        SMALL-CAP RISK: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic
                  developments. Small-cap companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

         o        UNDERLYING FUND RISK: Because the Fund invests its assets in
                  Underlying Funds, it will be sensitive to the risks associated with the Underlying Funds and changes in the value of the
                  Underlying Funds may have a significant effect on the net
                  asset value of the Fund. These risks will be greater to the extent that the Fund invests in a larger percentage of its assets in a particular Underlying Fund. By investing in the
                  Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund's direct fees and expenses. Your cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Funds may change their investment objective or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the Underlying Fund at a time that is
                  unfavorable to the Fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. ETFs may be subject to additional risks, including the absence of an active market, the lack of market liquidity and the shares of an ETF may trade at prices other than NAV.

         o        VALUATION RISK: The risk that an Underlying Fund has valued certain of its securities at a higher price than it can sell them.

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	An Underlying Fund may be classified as "non-diversified," which means that an Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, an Underlying Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad
                  measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970. For information on the prior history of the Fund, please see the section entitled "Prior History of the
Funds" in the Fund's Statement of Additional Information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 336-9970
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	wilmingtonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Calendar Year-to-Date Total Return as of September 30, 2011: -3.74%

During the periods shown in the bar chart, the Fund's best quarter was up
8.07% (quarter ended June 30, 2009) and the Fund's worst quarter was down
-7.31% (quarter ended December 31, 2008).

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2011, the Fund changed the indices it measures its performance against from the Dow Jones Global Moderately Conservative Portfolio Index and the Old Blended Index to the Conservative Blended Index, the Barclays Capital US Intermediate Government/Credit Index, the Russell 3000 Index, and the MSCI All Country World ex-US Investable Market Index. This change was made to align the indices with the asset allocation of the Fund.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND (Prospectus Summary) | WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.31%)
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | Barclays Capital U.S. Intermediate Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | MSCI All Country World ex-US Investable Market Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-US Investable Market Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | Conservative Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Conservative Blended Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | Dow Jones Global Moderately Conservative Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Global Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | Old Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Old Blended Index (reflects no deduction for fees, expenses or taxes)	[2],[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2004	rr_AnnualReturn2004	7.49%
Annual Return 2005	rr_AnnualReturn2005	4.37%
Annual Return 2006	rr_AnnualReturn2006	8.50%
Annual Return 2007	rr_AnnualReturn2007	6.55%
Annual Return 2008	rr_AnnualReturn2008	(15.27%)
Annual Return 2009	rr_AnnualReturn2009	14.89%
Annual Return 2010	rr_AnnualReturn2010	8.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | INSTITUTIONAL SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	464
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	966
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,710
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2003

[1]	The Conservative Blended Index is calculated by the investment adviser and represents the weighted returns of the following indices: Barclays Capital US Intermediate Government/Credit Index (55%), Russell 3000 Index (20%), MSCI All Country World ex-US Investable Market Index (15%), Barclays Capital World Government Inflation-Linked Bond (ILB) Index (hedged USD) (5%), S&P Global Developed Property Index (3.5%), and the Dow Jones-UBS Commodity Index (1.5%).
[2]	Effective January 1, 2011, the Fund changed the indices it measures its performance against from the Dow Jones Global Moderately Conservative Portfolio Index and the Old Blended Index to the Conservative Blended Index, the Barclays Capital US Intermediate Government/Credit Index, the Russell 3000 Index, and the MSCI All Country World ex-US Investable Market Index. This change was made to align the indices with the asset allocation of the Fund.
[3]	The Old Blended Index is calculated by the investment adviser and represents the weighted return of 40% S&P 500 Index and 60% Barclays Capital US Intermediate Government/Credit Index.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.